Annual Total Returns- Vanguard Tax-Managed Small-Cap Fund (Retail) [BarChart] - Retail - Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.22%	16.03%	41.00%	6.23%	(1.85%)	25.73%	13.05%	(8.62%)	23.28%	11.05%